Schedule of guarantees (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Guarantees	R$ 951
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Guarantees	630
Labor [member]
IfrsStatementLineItems [Line Items]
Guarantees	98
Civil and others [member]
IfrsStatementLineItems [Line Items]
Guarantees	R$ 223